Goodwill impairment	12 Months Ended
Dec. 31, 2024
Goodwill impairment
Goodwill impairment

11. Goodwill impairment

The changes in the carrying amount of goodwill of E-Commerce segment for the years ended December 31, 2023 and 2024 were as follows:

E-Commerce Segment
RMB
Balance at January 1, 2023
Goodwill	349,481
Accumulated impairment loss	(13,155)
336,326
Goodwill acquired during the year	11,350
Impairment losses	(35,212)

Balance at December 31, 2023
Goodwill	360,831
Accumulated impairment loss	(48,367)
312,464
Goodwill acquired during the year	56,869
Impairment losses	(6,934)

Balance at December 31, 2024
Goodwill	417,700
Accumulated impairment loss	(55,301)
362,399

The Baozun, Morefun and International report units, which are parts of E-commerce segments were tested for impairment of goodwill by quantitative analysis in the fourth quarter of 2024. Due to the sensitivity of the operation of the Baozun reporting unit to changes in the economy, the Group recognized a goodwill impairment loss of RMB6,934 in the Baozun reporting unit for the years ended December 31 2024. RMB13,155 and RMB35,212 of impairment loss recognized in aggregate for the E-commerce segment for the years ended December 31, 2022 and 2023 respectively. The fair value of these reporting units were estimated under income approach using the expected present value of future cash flows.

There was no goodwill assigned to Brand Management segment.